RESTRUCTURING CHARGES	12 Months Ended
Dec. 31, 2024
RESTRUCTURING CHARGES [Abstract]
RESTRUCTURING CHARGES

17. RESTRUCTURING CHARGES

Beginning in the third quarter of 2023, the Company implemented an ongoing cost reduction program, primarily related to realizing synergy opportunities and integrating the combined operations of WWE and UFC, which resulted in the recording of termination benefits for a workforce reduction of certain employees and contract termination costs for independent contractors in the WWE segment and Corporate and Other group. As a result, the Company recorded restructuring charges of $17.3 and $41.4 million for the years ended December 31, 2024 and 2023, respectively. These amounts include equity-based compensation expenses of $3.3 million and $19.9 million for the years ended December 31, 2024 and 2023, respectively. These restructuring charges are recorded in accrued liabilities and additional paid-in-capital on the combined balance sheets and within direct operating costs and selling, general and administrative expenses in the combined statements of operations, respectively.

Changes in the Company’s restructuring liability through December 31, 2024 were as follows (in thousands):

Balance — December 31, 2022	$—
Restructuring charges (excluding share-based compensation expense)	21,459
Payments	(11,734)
Balance — December 31, 2023	$9,725
Restructuring charges (excluding share-based compensation expense)	13,978
Payments	(20,471)
Balance — December 31, 2024	$3,232